Employee Benefit Plans (Summary Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2011 Postretirement Plans [Member]	Dec. 31, 2010 Postretirement Plans [Member]	Dec. 31, 2009 Postretirement Plans [Member]	Dec. 31, 2011 Minimum [Member] Pension Plans [Member]	Dec. 31, 2010 Minimum [Member] Pension Plans [Member]	Dec. 31, 2009 Minimum [Member] Pension Plans [Member]	Dec. 31, 2011 Maximum [Member] Pension Plans [Member]	Dec. 31, 2010 Maximum [Member] Pension Plans [Member]	Dec. 31, 2009 Maximum [Member] Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 8.8	$ 9.1	$ 9.6	$ 1.0	$ 1.2	$ 1.3
Interest cost		49.1	48.8	50.6	11.9	11.5	11.8
Expected return on plan assets		(52.2)	(48.5)	(48.5)	(2.9)	(3.6)	(3.7)
Net amortization		20.6	17.6	15.1	(5.7)	(10.0)	(10.6)
Curtailment/Settlement	1.0	1.2	0.8	11.2	(1.1)	0	0
Net periodic expense (credit)		$ 27.5	$ 27.8	$ 38.0	$ 3.2	$ (0.9)	$ (1.2)
Weighted-average assumptions used to determine net periodic costs, during the year, Discount rate		5.30%	5.70%	5.80%	5.00%	5.40%	6.00%
Weighted-average assumptions used to determine net periodic costs, during the year, Expected return on plan assets		7.10%	7.10%	6.90%	7.00%	7.25%	7.00%
Weighted-average assumptions used to determine net periodic costs, during the year, Rate of compensation increase								2.50%	2.50%	2.50%	5.00%	10.00%	10.00%
Weighted-average assumptions used to determine benefit obigations, end of the year, Discount rate		4.70%	5.30%	5.70%	4.30%	5.00%	5.40%
Weighted-average assumptions used to determine benefit obigations, end of the year, Rate of compensation increase								2.50%	2.50%	2.50%	5.00%	10.00%	10.00%